Annual Total Returns - Fidelity Advisor® Financial Services Fund [BarChart] - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Financial Services Fund - Fidelity Advisor Financial Services Fund-Class A
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	6.46%
Annual Return 2011	(20.54%)
Annual Return 2012	28.04%
Annual Return 2013	33.39%
Annual Return 2014	10.64%
Annual Return 2015	(4.06%)
Annual Return 2016	18.34%
Annual Return 2017	20.54%
Annual Return 2018	(16.03%)
Annual Return 2019	33.76%